Finance debt (Details 5) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Principal	$ 29,821	$ 31,703
Interest	24,392	24,815
Total	54,213	$ 56,518
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Principal	1,525
Interest	974
Total	2,499
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Principal	3,831
Interest	1,861
Total	5,692
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Principal	3,199
Interest	1,556
Total	4,755
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Principal	2,675
Interest	1,381
Total	4,056
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Principal	2,670
Interest	1,152
Total	3,822
Later than five years [member]
IfrsStatementLineItems [Line Items]
Principal	15,921
Interest	17,469
Total	$ 33,390